2. INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Inventory Disclosure [Abstract]
Schedule of inventory
	September 30, 2016	June 30, 2016
Raw Materials	$467,276	$520,490
Work-In-Progress	299,666	383,889
Finished Goods	225,530	229,072
Total Inventories	$992,472	$1,133,451

	2016	2015
Raw material	$520,490	$485,266
Work-in-progress	383,889	388,503
Finished goods	229,072	199,487
	$1,133,451	$1,073,256